Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from contracts with customers
Total revenue from contracts with customers	$ 754	$ 5,226	$ 3,148	$ 10,058	$ 19,806	$ 23,335
Operating expenses:
Direct operating costs (includes depreciation and amortization of $433 and $618 for the three months ended June 30, 2020 and 2019, respectively, and $895 and $1,269 for the six months ended June 30, 2020 and 2019, respectively)	613	1,717	1,563	3,201	7,483	8,070
Selling, general and administrative	1,595	3,422	4,675	6,890	13,175	14,463
Impairment of capitalized software	100		238	1	550	23
Impairment of goodwill			662			261
Depreciation and amortization (excluding depreciation and amortization included in direct operating costs)	78	89	163	185	360	315
Total operating expenses	2,386	5,228	7,301	10,277	21,568	23,132
Operating loss	(1,632)	(2)	(4,153)	(219)	(1,762)	203
Other expense, net:
Other (expense) income, net	(376)	(88)	908	(173)
Interest expense, net					(249)	(389)
Other expense					(9)	(137)
Total other expense, net					(258)	(526)
Loss before income taxes	(2,008)	(90)	(3,245)	(392)	(2,020)	(323)
(Provision) benefit for income taxes	(15)		4	(11)	(27)	64
Net loss	(2,023)	(90)	(3,241)	(403)	(2,047)	(259)
Series A preferred stock dividend	(8)	(8)	(8)	(8)	(16)	(16)
Net loss attributable to common shareholders	$ (2,031)	$ (98)	$ (3,249)	$ (411)	$ (2,063)	$ (275)
Net loss per common share - basic and diluted	$ (0.69)	$ (0.03)	$ (1.12)	$ (0.11)	$ (0.72)	$ (0.10)
Weighted average shares outstanding - basic and diluted	2,925,000	2,870,000	2,913,000	3,868,000	2,875,000	2,688,000
Comprehensive loss
Net loss	$ (2,023)	$ (90)	$ (3,241)	$ (403)	$ (2,047)	$ (259)
Foreign currency translation adjustment	76	32	(28)	65	68	(145)
Total comprehensive loss	(1,947)	(58)	(3,269)	(338)	(1,979)	(404)
Subscription Revenue [Member]
Revenue from contracts with customers
Total revenue from contracts with customers	727	3,800	2,726	7,633	14,278	16,031
Hardware Revenue [Member]
Revenue from contracts with customers
Total revenue from contracts with customers	26	595	42	800	2,350	3,589
Other Revenue [Member]
Revenue from contracts with customers
Total revenue from contracts with customers	$ 1	$ 831	$ 380	$ 1,625	$ 3,178	$ 3,715